FAIR VALUE MEASUREMENTS (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule Of Fair Value, Liabilities Measured on Recurring Basis
The balances of the Company’s liabilities measured at fair value on a recurring basis as of March 31, 2023, are as follows (in thousands):
	Level 1	Level 2	Level 3	Total Fair Value
Liabilities:
Public warrants	491	—	—	491
	$491	$—	$—	$491

The balances of the Company’s liabilities measured at fair value on a recurring basis as of December 31, 2022, are as follows (in thousands):
	Level 1	Level 2	Level 3	Total Fair Value
Liabilities:
Public warrants	338	—	—	338
	$338	$—	$—	$338

Schedule of Changes in Fair Value
The following tables provides a roll-forward in the changes in fair value in the public warrants for the three months ended March 31, 2023,
Warrants
Balance, January 1, 2023	$338
Change in fair value	153
Balance, March 31, 2023	$491
Changes in fair value included in earnings for the period relating to liabilities held at March 31, 2023	$153

The following tables provides a roll-forward in the changes in fair value for the year ended December 31, 2022, for all liabilities for which the Company determines fair value on a recurring basis (in thousands):
Warrants
Balance, January 1, 2022	$ —
Assumed in business combination at fair value	4,496
Change in fair value	(4,158)
Balance, December 31, 2022	$ 338
Changes in fair value included in earnings for the period relating to liabilities held at December 31, 2022	$(4,158)